Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (10,642,000)	$ (9,452,000)	$ (12,065,214)	$ (15,908,546)
Loss from discontinued operations	(3,049,000)	(4,136,000)	(5,327,594)	(6,168,480)
Loss from continuing operations	(7,593,000)	(5,316,000)	(6,737,620)	(9,740,066)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	1,029,000	1,000	18,670	10,274
Stock-based compensation expense	855,000	560,000	739,232	730,887
Board fees paid with common stock	195,000	0	24,404	0
Change in fair value of stock warrants	29,000	(1,295,000)	(1,667,117)	515,860
Loss on disposition of property & equipment	0	1,000	768	0
Inducement charge for Series C warrants			0	3,049,375
Change in fair value of common stock warrants	29,000	(1,323,000)
Non-cash expense of issuing shares to Aspire Capital	602,000	0	0	183,322
Change in operating assets and liabilities:
Accounts receivable	3,000	0
Prepaid expenses and other assets	101,000	(52,000)	(87,552)	77,601
Other long-term assets	0	(49,000)	(49,190)	(76,340)
Accounts payable	232,000	336,000	(76,828)	(435,356)
Accrued compensation and other current liabilities			534,486	115,639
Accrued compensation and other current liabilities	(74,000)	(166,000)
Other long-term liabilities	(20,000)	52,000	40,039	0
Net cash used in continuing operating activities	(4,641,000)	(5,956,000)	(7,260,708)	(5,568,804)
Net cash used in discontinued operating activities	(2,577,000)	(4,853,000)	(6,237,272)	(4,730,526)
Net cash used in operating activities	(7,218,000)	(10,809,000)	(13,497,980)	(10,299,330)
Cash flows from investing activities:
Increase in restricted cash			0	(15,000)
Costs of Essentialis acquisition paid	(573,000)	0
Purchase of property and equipment	(4,000)	(22,000)	(14,795)	(44,019)
Net cash used in continuing investing activities	(577,000)	(22,000)	(14,795)	(59,019)
Net cash provided by (used for) discontinued investingactivities	716,000	(17,000)	(23,885)	(1,261,758)
Net cash used in investing activities	139,000	(39,000)	(38,680)	(1,320,777)
Cash flows from financing activities:
Proceeds from exercise of common stock options			70,102	293,573
Redemption of Series A preferred stock in conjunction with issuance of Series B preferred stock	0	(7,780,000)
Proceeds from issuance of common stock	10,000,000	70,000	0	1,434,194
Net cash provided by continuing financing activities	10,000,000	10,768,000	10,768,133	9,157,920
Net cash provided by discontinued financing activities	0	0	0	0
Net cash provided by financing activities	10,000,000	10,768,000	10,768,133	9,157,920
Repayment of credit line			0	(101,529)
Initial Public Offering costs paid			0	(575,181)
Net increase (decrease) in cash and cash equivalents	2,921,000	(80,000)	(2,768,527)	(2,462,187)
Cash and cash equivalents, beginning of period	2,725,996	5,494,523	5,494,523	7,956,710
Cash and cash equivalents, end of period	5,647,000	5,415,000	2,725,996	5,494,523
Supplemental disclosures of non-cash investing and financing information
Conversion of preferred to common stock	0	2,220,000
Issuance of common stock in Essentialis acquisition	18,764,000	0	0	112,400
Contingent consideration of Essentialis acquisition	1,090,000	0
Preferred convertible stock transaction costs included in Accounts Payable	0	52,000
Fixed asset purchases in accounts payable	0	11,000	11,200	0
Cashless exercise of 2010 and 2012 warrants			0	13
Contribution of Series B warrants			0	3,332
Series A Warrants [Member]
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Change in fair value of stock warrants	(95,000)	703,000	1,000,000
Cash flows from financing activities:
Proceeds from exercise of warrants			0	156,000
Series A Warrants [Member] | Cash Exercise [Member]
Supplemental disclosures of non-cash investing and financing information
De-recognition of Series B warrant liability (cashless exercise)			0	42,000
Series B Warrants [Member]
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Change in fair value of stock warrants			272,000
Cash flows from financing activities:
Proceeds from exercise of warrants			0	3,720,713
Series B Warrants [Member] | Cash Exercise [Member]
Supplemental disclosures of non-cash investing and financing information
De-recognition of Series B warrant liability (cashless exercise)			0	6,747,765
Series B Warrants [Member] | Cash Less Exercise [Member]
Supplemental disclosures of non-cash investing and financing information
De-recognition of Series B warrant liability (cashless exercise)			593,584	12,527,991
Continuing Operations [Member]
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	4,783,000	4,790,000	3,492,630	3,530,097
Discontinued Operations [Member]
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	(1,862,000)	(4,870,000)	(6,261,157)	(5,992,284)
Series A Convertible Preferred Stock [Member]
Cash flows from financing activities:
Net proceeds from issuance of Convertible Preferred	0	5,070,000	5,070,339	4,230,150
Redemption of Series A Convertible Preferred stock in conjunction with issuance of Series B Convertible Preferred stock			(7,780,000)	0
Initial Public Offering costs paid	0	(71,000)	(71,493)	0
Supplemental disclosures of non-cash investing and financing information
Conversion of preferred to common stock			1,200,000	0
Preferred convertible stock transaction costs included in Accounts Payable			0	71,493
Series B Convertible Preferred Stock [Member]
Cash flows from financing activities:
Net proceeds from issuance of Convertible Preferred	0	13,479,000	13,479,185	0
Supplemental disclosures of non-cash investing and financing information
Conversion of preferred to common stock			1,000,000	0
Preferred convertible stock transaction costs included in Accounts Payable			$ 52,290	$ 0
Series B Convertible Preferred Stock [Member] | Cash Less Exercise [Member]
Supplemental disclosures of non-cash investing and financing information
De-recognition of Series B warrant liability (cashless exercise)	$ 0	$ 593,000